Nature of Operations and Basis of Preparation - Schedule of Vessels Chartered (Detail)		12 Months Ended
	Aug. 01, 2016 $ / d	Dec. 31, 2016 $ / d Unit
OOCL [Member] | OOCL Tianjin [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063
Year Built		2005
Purchase Date by GSL		2014-10
Charter Remaining Duration (years)		1 year
Daily Charter Rate | $ / d		34,500
OOCL [Member] | OOCL Qingdao [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063
Year Built		2004
Purchase Date by GSL		2015-03
Charter Remaining Duration (years)		1 year 3 months
Daily Charter Rate | $ / d		34,500
OOCL [Member] | OOCL Ningbo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		8,063
Year Built		2004
Purchase Date by GSL		2015-09
Charter Remaining Duration (years)		1 year 9 months
Daily Charter Rate | $ / d		34,500
CMA CGM [Member] | CMA CGM Matisse [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,262
Year Built		1999
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $ / d		15,300
CMA CGM [Member] | CMA CGM Utrillo [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,262
Year Built		1999
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $ / d		15,300
CMA CGM [Member] | Delmas Keta [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2003
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		1 year
Daily Charter Rate | $ / d		18,465
CMA CGM [Member] | Julie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		1 year
Daily Charter Rate | $ / d		18,465
CMA CGM [Member] | Kumasi [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		4 years
Daily Charter Rate | $ / d	13,000	13,000
CMA CGM [Member] | Marie Delmas [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,207
Year Built		2002
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		4 years
Daily Charter Rate | $ / d	13,000	13,000
CMA CGM [Member] | CMA CGM La Tour [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,272
Year Built		2001
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $ / d		15,300
CMA CGM [Member] | CMA CGM Manet [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		2,272
Year Built		2001
Purchase Date by GSL		2007-12
Charter Remaining Duration (years)		3 years
Daily Charter Rate | $ / d		15,300
CMA CGM [Member] | CMA CGM Alcazar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		5,089
Year Built		2007
Purchase Date by GSL		2008-01
Charter Remaining Duration (years)		4 years
Daily Charter Rate | $ / d		33,750
CMA CGM [Member] | CMA CGM Chateau d'lf [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		5,089
Year Built		2007
Purchase Date by GSL		2008-01
Charter Remaining Duration (years)		4 years
Daily Charter Rate | $ / d		33,750
CMA CGM [Member] | CMA CGM Thalassa [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		11,040
Year Built		2008
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		9 years
Daily Charter Rate | $ / d		47,200
CMA CGM [Member] | CMA CGM Jamaica [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		4,298
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		6 years
Daily Charter Rate | $ / d		25,350
CMA CGM [Member] | CMA CGM Sambhar [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		4,045
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		6 years
Daily Charter Rate | $ / d		25,350
CMA CGM [Member] | CMA CGM America [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		4,045
Year Built		2006
Purchase Date by GSL		2008-12
Charter Remaining Duration (years)		6 years
Daily Charter Rate | $ / d		25,350
CMA CGM [Member] | CMA CGM Berlioz [Member]
Nature Of Operations [Line Items]
Capacity in TEUs | Unit		6,621
Year Built		2001
Purchase Date by GSL		2009-08
Charter Remaining Duration (years)		4 years 9 months
Daily Charter Rate | $ / d		34,000